Intangible Assets, Net - Summary of Group's Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 205,791		¥ 193,778
Total accumulated amortization	(147,981)		(109,836)
Intangible assets, net	57,810	$ 8,382	83,942
Copyrights of video contents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	136,130		133,865
Total accumulated amortization	(110,182)		(82,312)
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total	32,000		32,000
Total accumulated amortization	(9,956)		(7,822)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	31,246		21,498
Total accumulated amortization	(23,911)		(16,125)
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total	5,283		5,283
Total accumulated amortization	(2,800)		(2,445)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,132		1,132
Total accumulated amortization	¥ (1,132)		¥ (1,132)